TRANSACTIONS WITH RELATED PARTIES (Details) R$ in Thousands			12 Months Ended
	Nov. 30, 2013	Jun. 28, 2013	Dec. 31, 2018 BRL (R$) MW	Dec. 31, 2017 BRL (R$)	Mar. 01, 2013 MW
Government Agencies
ASSETS
Total assets			R$ 68,743	R$ 25,973
LIABILITIES
Total liabilities			32,642,750	39,601,972
INCOME
Total income (expense)			R$ 129,861	51,708
Federal Government
NATURE OF TRANSACTIONS
Percentage of equity interest held by controlling company			51
ASSETS
Customers			R$ 68,743	25,973
INCOME
Service provision revenue			R$ 129,861	R$ 51,708
Federal Government - FIDC
NATURE OF TRANSACTIONS
Interest rate (as a percent)			20.00%	20.00%
LIABILITIES
Loans and financing payable			R$ 672,492	R$ 666,401
Federal Government Banco da Amazonia
NATURE OF TRANSACTIONS
Interest rate (as a percent)				125.00%
LIABILITIES
Loans and financing payable				R$ 566,038
Federal Government - Banco do Brasil
NATURE OF TRANSACTIONS
Interest rate (as a percent)			7.64%	8.82%
LIABILITIES
Loans and financing payable			R$ 4,696,971	R$ 5,184,096
Federal Government - Caixa Economica Federal
NATURE OF TRANSACTIONS
Interest rate (as a percent)	6.70%	6.50%	7.64%	8.82%
LIABILITIES
Loans and financing payable			R$ 7,579,121	R$ 9,320,284
Federal Government - BNDES
NATURE OF TRANSACTIONS
Interest rate (as a percent)			9.25%	9.50%
LIABILITIES
Loans and financing payable			R$ 6,595,405	R$ 8,738,156
Federal Government - Global Reversal Reserve
NATURE OF TRANSACTIONS
Interest rate (as a percent)			5.00%	9.40%
LIABILITIES
Loans and financing payable			R$ 5,802,847	R$ 7,420,021
Federal Government - BR Distribuidora
NATURE OF TRANSACTIONS
Debt related to the contract			4,128,726	4,755,704
LIABILITIES
Suppliers			3,081,505	5,108,628
Loans and financing payable			1,047,221
National Treasury - Itaipu
LIABILITIES
Reimbursement obligations			3,167,188	2,598,348
Associates and jointly-controlled companies
ASSETS
Customers			53,253	64,269
Accounts receivable			5,232	361,688
Advances for future capital increase			709,666	993,862
Dividends / JCP receivable			196,831	278,413
Loans and financing			8,121,455	8,851,925
Other assets			17,582	11,250
Total assets			9,104,019	10,561,408
LIABILITIES
Suppliers			40,394	15,036
Provisions			1,213,161	654,041
Contributions payable - sponsor			29,336	28,830
Accounts payable			1,742	438
Other liabilities			2,153	3,365
Energy purchased for resale, liabilities			359,322	131,238
Total liabilities			1,646,109	832,948
INCOME
Service provision revenue			104,076	159,556
Revenue from use of electricity network			52,634
Revenue from the use of electric energy			306,337	224,665
Revenue from the sale of energy			78,623	84,479
Other revenues			370,824	19,019
Energy purchased for resale			(112,664)	(14,727)
Purchase of electric energy			(165,645)	(526,288)
Fees for the use of the network			(93,804)	(107,160)
Operating expenses				(3,376)
Contributions of the sponsor			(17,928)	(34,265)
Charges			(3,393)	(3,462)
Other expenses			158,281	218,229
Revenue from interest, fees, charges, and exchange variation			1,954,071	(810,111)
Financial revenue			178,325	6,018
Financial Expenses			(10)	(8,529)
Total income (expense)			2,493,165	(1,232,410)
AETE
ASSETS
Total assets			203	190
LIABILITIES
Total liabilities			120	109
INCOME
Total income (expense)			882	1,076
Baguari
ASSETS
Total assets			363	365
INCOME
Total income (expense)			449	348
Banda de Couro
ASSETS
Total assets				12
INCOME
Total income (expense)			(166)	(8,102)
Baraunas I
ASSETS
Total assets			12	39
Baraunas II
LIABILITIES
Total liabilities			248
INCOME
Total income (expense)			(1,674)	(6,625)
Belo Monte Transmissora SPE S.A.
ASSETS
Total assets			15,328	553
LIABILITIES
Total liabilities			2,083	1,019
INCOME
Total income (expense)			34,228	902
Bom Jesus Elica S.A.
ASSETS
Total assets				49
INCOME
Total income (expense)			1,031	366
Brasil Ventos Energia S.A
ASSETS
Total assets			250,987	4,797
LIABILITIES
Total liabilities			16,875
INCOME
Total income (expense)			8
Brasnorte
ASSETS
Total assets			14
LIABILITIES
Total liabilities			65	61
INCOME
Total income (expense)			162	(840)
Brasventos Eolo
ASSETS
Total assets			231	304
INCOME
Total income (expense)			1,898	1,763
Brasventos Miassaba
ASSETS
Total assets			172	1,582
LIABILITIES
Total liabilities			99
INCOME
Total income (expense)			2,366	2,062
Cachoeira Elica S.A
ASSETS
Total assets				49
INCOME
Total income (expense)			1,050	(129)
Caldas Novas
ASSETS
Total assets			1,055	3,680
LIABILITIES
Total liabilities			2	2
INCOME
Total income (expense)			640	878
Carnaba I Elica S.A.
INCOME
Total income (expense)			1,985	(2,659)
Carnaba II Elica S.ASPE S.A.
INCOME
Total income (expense)			1,972	(1,843)
Carnaba III Elica S.A.
INCOME
Total income (expense)			1,375	(1,923)
Carnaba V Elica S.A.
INCOME
Total income (expense)			2,283	(2,553)
CEB Lajeado
ASSETS
Total assets			11,102	9,800
CEEE-D
ASSETS
Total assets			16,077	20,222
INCOME
Total income (expense)			R$ 1,235	1,521
CELG Geracao e Transmissao - CELG GT
INCOME
Total income (expense)				R$ 1,828
CEMAR
NATURE OF TRANSACTIONS
Interest rate (as a percent)			0.34%	0.43%
ASSETS
Total assets			R$ 115,722	R$ 162,963
INCOME
Total income (expense)			12,168	6,036
Centrais Eolica Famosa I S.A
INCOME
Total income (expense)			738	53
Centrais Eolica Pau Brasil S.A
INCOME
Total income (expense)			692	490
Centrais Eolica Rosada S.A
INCOME
Total income (expense)			1,115	922
Centrais Eolica So Paulo S.A.
INCOME
Total income (expense)			765	693
Centroeste
ASSETS
Total assets			75	1,220
LIABILITIES
Total liabilities			41	40
INCOME
Total income (expense)			(118)	380
CEPEL
INCOME
Total income (expense)				(3,376)
Cervantes I Elica S.A.
INCOME
Total income (expense)			1,416	(1,934)
Cervantes II Elica S.A.
INCOME
Total income (expense)			991	(1,498)
Chapecoense
ASSETS
Total assets			27,197	26,414
Cia Hidrel Teles Pires
ASSETS
Total assets			6,550	6,972
LIABILITIES
Total liabilities			18,348	123,000
INCOME
Total income (expense)			(160,703)	63,199
CSE Centro de Solucoes Estrategicas S.A
ASSETS
Total assets			649	144
INCOME
Total income (expense)			1,320	416
CTEEP
ASSETS
Total assets				111
INCOME
Total income (expense)				10
EAPSA - Energetica Aguas da Pedra S.A.
ASSETS
Total assets			513	5,185
INCOME
Total income (expense)			2,690	2,124
Eletros
NATURE OF TRANSACTIONS
Provisions for employee benefits			1,225,622	607,496
LIABILITIES
Total liabilities			1,225,622	607,496
INCOME
Total income (expense)			(21,321)	(37,727)
EMAE
ASSETS
Total assets			10,813	12,753
Empresa de Energia Sao Manoel
ASSETS
Total assets			141	15
LIABILITIES
Total liabilities			4,920
INCOME
Total income (expense)			8,584	3,052
Energia dos Ventos IX
ASSETS
Total assets				4,910
LIABILITIES
Total liabilities				12,929
Energia dos Ventos V
ASSETS
Total assets				4,910
LIABILITIES
Total liabilities				12,996
Energia dos Ventos VI
ASSETS
Total assets				7,249
LIABILITIES
Total liabilities				17,936
Energia dos Ventos VII
ASSETS
Total assets				7,249
LIABILITIES
Total liabilities				18,201
Energia dos Ventos VIII
ASSETS
Total assets				4,910
LIABILITIES
Total liabilities				12,680
Energia Olimpica S.A.
ASSETS
Total assets			428	428
Energisa MT
ASSETS
Total assets				3,039
INCOME
Total income (expense)				10,333
Enerpeixe
ASSETS
Total assets			16,950	16,468
LIABILITIES
Total liabilities			404
INCOME
Total income (expense)			(138)	4,080
Elica Ibirapuit S.A.
ASSETS
Total assets			25	25
ESBR
NATURE OF TRANSACTIONS
Average contracted volume 1 (in MW) | MW					107,596
ASSETS
Total assets			351,359	749,246
LIABILITIES
Total liabilities			368,698	19,660
INCOME
Total income (expense)				(344,077)
ETAU
ASSETS
Total assets				3,203
INCOME
Total income (expense)			53,079	964
Extremoz
ASSETS
Total assets				232
LIABILITIES
Total liabilities				131
Foz do Chapeco
ASSETS
Total assets			901	923
INCOME
Total income (expense)			11,028	8,670
Fronteira Oeste (FOTE)
ASSETS
Total assets			13,015	37,557
INCOME
Total income (expense)			535	647
Gois Transmisso
ASSETS
Total assets			11,985	22,030
LIABILITIES
Total liabilities			135	138
INCOME
Total income (expense)			(1,660)	(56,568)
IE Garanhuns
LIABILITIES
Total liabilities			301
INCOME
Total income (expense)			(3,340)	482
IE Madeira
ASSETS
Total assets				20,737
LIABILITIES
Total liabilities			3,898	1,738
INCOME
Total income (expense)			(61,612)	(44,124)
Inambari
INCOME
Total income (expense)			R$ (88)	41
Integracao Transmissora de Energia S.A. (Intesa)
ASSETS
Total assets				1,612
LIABILITIES
Total liabilities				397
INCOME
Total income (expense)				(130,295)
Itaguacu da Bahia Energias Renovaveis
ASSETS
Total assets				72,814
LIABILITIES
Total liabilities				R$ 633
Itaipu
NATURE OF TRANSACTIONS
Interest rate (as a percent)			7.08%	7.10%
ASSETS
Total assets			R$ 7,991,589	R$ 8,701,245
INCOME
Total income (expense)			1,940,668	(828,011)
Lagoa Azul Transmissora
ASSETS
Total assets			2,614	249
LIABILITIES
Total liabilities			10	10
INCOME
Total income (expense)			(8,292)	(129)
Lajeado Energia
ASSETS
Total assets			11,278	55,896
Luziania Niquelandia Transmissora
ASSETS
Total assets			8
LIABILITIES
Total liabilities			10	10
INCOME
Total income (expense)			(73)	292
Madeira Energia
ASSETS
Total assets				358,084
INCOME
Total income (expense)			216,530	(221,980)
Manaus Construcao
ASSETS
Total assets			9,178	9,229
Manaus Transmissao
ASSETS
Total assets			1,067	3,475
LIABILITIES
Total liabilities			1,329	597
INCOME
Total income (expense)			(12,672)	(15,387)
Mata de Santa Genebra
ASSETS
Total assets			1	3,251
INCOME
Total income (expense)			(120,645)
MGE Transmissao
ASSETS
Total assets			5,633	7,592
LIABILITIES
Total liabilities			53	84
INCOME
Total income (expense)			(733)	(1,143)
Morro Branco I
ASSETS
Total assets				62
Mussambe
ASSETS
Total assets				143
Norte Brasil Transmissora
ASSETS
Total assets			99	122
LIABILITIES
Total liabilities			1,064	992
INCOME
Total income (expense)			11,414	(10,969)
Norte Energia
ASSETS
Total assets			22,215	18,239
LIABILITIES
Total liabilities				1,030
INCOME
Total income (expense)			137,239	106,508
Paranaiba Transmissora de Energia S.A.
ASSETS
Total assets			8,567	9,175
LIABILITIES
Total liabilities			399	405
INCOME
Total income (expense)			(3,742)	(3,479)
Paulista Lajeado
ASSETS
Total assets			15,223	2,666
Pedra Branca
ASSETS
Total assets			17	2,050
INCOME
Total income (expense)			33
Pitimbu Elica S.A
ASSETS
Total assets				49
INCOME
Total income (expense)			1,454	(380)
Puna I Elica S.A.
INCOME
Total income (expense)			1,744	(3,051)
Rei dos Ventos
ASSETS
Total assets				82
INCOME
Total income (expense)				716
Rei dos Ventos 3 Geradora de Energia S.A.
ASSETS
Total assets			151	520
INCOME
Total income (expense)			2,001	1,096
Retiro Baixo
ASSETS
Total assets			6,841	3,760
S. Pedro do Lago
ASSETS
Total assets			14	1,305
INCOME
Total income (expense)				66
Santo Antonio Energia
ASSETS
Total assets			19,446	34,207
INCOME
Total income (expense)			224,896	192,265
So Caetano Elica S.A
ASSETS
Total assets				49
INCOME
Total income (expense)			1,260	486
So Caetano I Elica S.A
ASSETS
Total assets				49
INCOME
Total income (expense)			1,058	398
So Galvo Elica S.A.
ASSETS
Total assets				74
INCOME
Total income (expense)			195	229
Serra Facao Energia
ASSETS
Total assets				101
INCOME
Total income (expense)			156	3,091
Sete Gameleiras
ASSETS
Total assets			14	1,305
INCOME
Total income (expense)				66
SINOP
ASSETS
Total assets			2,515
INCOME
Total income (expense)			158,716
STN
ASSETS
Total assets			322	8,148
LIABILITIES
Total liabilities			580
INCOME
Total income (expense)			(2,512)	(4,577)
TDG
ASSETS
Total assets			101,241	101,231
LIABILITIES
Total liabilities			79
INCOME
Total income (expense)			R$ 1,852	1,560
Teles Pires Participaes
NATURE OF TRANSACTIONS
Average contracted volume 1 (in MW) | MW			107,596
Average contracted volume 2 (in MW) | MW			7,984
Average contracted volume 3 (in MW) | MW			43,120
INCOME
Total income (expense)			R$ 1	156,027
Tijoa Participacoes e Investimentos S.A
ASSETS
Total assets			17,505	1,023
INCOME
Total income (expense)			10,951	9,648
TME - Transmissora Matogrossense de Energia
ASSETS
Total assets			12	11
LIABILITIES
Total liabilities			190	179
INCOME
Total income (expense)			(1,536)	(1,290)
Trans. Sao Paulo
ASSETS
Total assets			18,031	848
LIABILITIES
Total liabilities			37	37
INCOME
Total income (expense)			(286)	(265)
Transenergia Renovavel
ASSETS
Total assets				6,851
LIABILITIES
Total liabilities			45	45
INCOME
Total income (expense)			(539)	(44,330)
Transirap
ASSETS
Total assets				1,413
LIABILITIES
Total liabilities			77	73
INCOME
Total income (expense)			(1,505)	(851)
Transleste
ASSETS
Total assets				1,250
LIABILITIES
Total liabilities			125	122
INCOME
Total income (expense)			(2,074)	(1,376)
Transnorte
ASSETS
Total assets			61	57
LIABILITIES
Total liabilities			20
INCOME
Total income (expense)			533	440
Transudeste
ASSETS
Total assets			216	1,010
LIABILITIES
Total liabilities			77	75
INCOME
Total income (expense)			(1,189)	(481)
Triangulo Mineiro Trans. S.A.
ASSETS
Total assets			11	11
LIABILITIES
Total liabilities			71	95
INCOME
Total income (expense)			40,161	(42,583)
Transmissora Sul Brasileira de Energia S.A.
INCOME
Total income (expense)				3,649
TSLE - Transmissora Sul Litoranea de Energia S.A.
ASSETS
Total assets			8,700
LIABILITIES
Total liabilities			8
INCOME
Total income (expense)			1,289	907
Vale do Sao Bartolomeu Transmissora de Energia S.A.
ASSETS
Total assets			1,523	432
LIABILITIES
Total liabilities			75	28
INCOME
Total income (expense)			947	1,393
Vamcruz Participacoes S.A.
ASSETS
Total assets			R$ 8,059	R$ 11,182
CEEE
NATURE OF TRANSACTIONS
Interest rate (as a percent)			5.00%	5.00%